Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Other Current Liabilities

Other liabilities consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Corporate income taxes payable	$336,674	$362,734
Other taxes payable	837,047	805,702
Payroll payable	796,905	601,032
Loans from third parties*	190,093	-
Accrued expenses	105,088	-
Others	4,191	60,174
Total other liabilities	$2,269,998	$1,829,642

*	On May 27, 2025, the Company borrowed a loan from a third party amounted to $100,000 with a maturity date as at November 26, 2025. The interest rate of the loan was 1% per month.